Borrowings, Financing And Debentures - Schedule Of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 20,666,099	R$ 10,786,374
Current		2,631,068	3,354,355
Non-current		18,035,031	7,432,019
Debentures Current		164,555	246,017
Debentures Non-current		4,006,877	4,005,214
BRL
Disclosure of detailed information about borrowings [line items]
Borrowings		16,097,706	7,404,414
BRL | FINEP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		87,617	101,988
BRL | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,171,432	4,251,231
BRL | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		17,451	35,390
BRL | BNDES FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		46	183
BRL | Promissory Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,322,889	2,883,382
BRL | Notes - Avon [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	9,720,254
BRL | Operations Mexico [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		24,219	31,802
BRL | Operations Peru [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		23,271
BRL | Operations Aesop [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		98,559	100,438
BRL | Operation The Body Shop [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		477,770
BRL | Operations Avon [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		154,198
Foreign Currency
Disclosure of detailed information about borrowings [line items]
Borrowings		4,568,393	3,381,960
Foreign Currency | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,721	8,029
Foreign Currency | Export Credit Note NCE [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		110,148	81,210
Foreign Currency | Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,179,182	3,090,490
Foreign Currency | Resolution [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 274,342	R$ 202,231

[1]	Balances recorded for their estimated fair value resulting from business combination with Avon (Note 4).